OWC Pharmaceutical Research Corp. - Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Cash Flows
Net loss	(5,070,673)	(318,310)
Amortization of debt discount	34,034	71,033
Depreciation	2,740	0
Common stock issued for services	567,716	28,000
Fair value of warrants issued for services	3,857,136	107,074
(Increase) decrease in current assets	$ (24,090)	$ 0
Accounts payable - related party	138	0
Increase (decrease) in accounts payable	16,519	0
Increase (decrease) in accrued expenses	14,076	20,402
Net cash provided by (used in) operating activities	(602,404)	(91,801)
Purchase of equipment	(32,194)	0
Net cash prodided by (used in) financing activities	(32,194)	0
Contributed capital - debt forgiven	28,436	0
Proceeds from issuance of common stock	2,066,476	55
Proceeds of debt borrowings	14,500	86,114
Principal payments	(14,500)	0
Net cash provided by financing activities	2,094,912	86,169
Foreign currency translations	6,485	0
Change in cash	$ 1,466,798	$ (5,632)
Cash at beginning of period	2,469	8,101
Cash at end of period	1,469,267	2,469
Debt discount arising from beneficial conversion feature	0	82,614
Debt and accrued interest converted into equity	132,642	51,620